Property, Plant and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 70,200,000	$ 61,300,000	$ 60,000,000
Restricted assets value of property, plant and equipment	1,300,000	1,700,000
Asset impairment charges			16,900,000
Plant Facility Level [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges	0	0
Cost of Goods Sold [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges	3,700,000	0	0
USA & Europe Fiber Cement [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges			16,900,000
USA & Europe Fiber Cement [Member] | Plant Facility Level [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges			16,900,000
USA & Europe Fiber Cement [Member] | Buildings, Land and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges			4,400,000
USA & Europe Fiber Cement [Member] | Redundant and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges			12,500,000
USA & Europe Fiber Cement [Member] | Redundant Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges			2,800,000
USA & Europe Fiber Cement [Member] | Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges			$ 9,700,000